Commitments Registration Rights - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 25, 2021	Jan. 28, 2021	Dec. 31, 2021	Jun. 30, 2022
Maxim Or Designees [Member]
Loss Contingencies [Line Items]
Stock Issued	$ 1,000
Common Class A [Member]
Loss Contingencies [Line Items]
Common stock, shares issued			103,500	103,500
Common Class A [Member] | Maxim Or Designees [Member]
Loss Contingencies [Line Items]
Common stock, shares issued	103,500
IPO and Private Placement [Member]
Loss Contingencies [Line Items]
Proceeds from sale held in trust		$ 105,570,000	$ 105,570,000
Underwriting discount		2,070,000	2,070,000
Deferred underwriting fee		$ 3,622,500	$ 3,622,500